Major suppliers (Details) - Vendor	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Concentration Risk [Abstract]
Number of vendors utilized to purchase inventory	1	1
Inventory Purchases [Member] | Supplier Concentration Risk [Member]
Concentration Risk [Abstract]
Concentration risk percentage	74.00%	70.00%